Capital and financial risk management - Net financial instruments - Derivative financial assets (Details) - EUR (€) € in Millions	Mar. 31, 2022	Mar. 31, 2021
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements
Derivative financial assets, Gross amount	€ 2,954
Derivative financial assets, Amounts presented in balance sheet	2,954
Derivative financial assets, Cash collateral	(2,546)
Derivative financial assets, Net amount	408
Gross amount		€ (859)
Amounts presented in balance sheet		(859)
Cash collateral		1,232
Net amount		373
Derivative financial liabilities
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements
Derivative financial assets, Net amount	61	173
Derivative financial liabilities, Gross amount	(1,672)	(4,010)
Derivative financial liabilities, Amounts presented in balance sheet	(1,672)	(4,010)
Derivative financial liabilities, Right of set off with derivative counterparties	1,365	1,989
Derivative financial liabilities, Cash collateral	368	2,194
Derivative financial assets
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements
Derivative financial assets, Gross amount	4,626	3,151
Derivative financial assets, Amounts presented in balance sheet	4,626	3,151
Derivative financial assets, Right of set off with derivative counterparties	(1,365)	(1,989)
Derivative financial assets, Cash collateral	(2,914)	(962)
Derivative financial assets, Net amount	€ 347	€ 200